Note 2 - Basis of Presentation and Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021
Statement Line Items [Line Items]
Short-term investments, classified as cash equivalents	$ 32,800	$ 5,000
Total intangible assets other than goodwill	61	$ 65
Intangible assets with indefinite useful life	$ 0
Number of cash-generating units	1
Option life, share options granted	5	5	5
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted	10
Capitalised development expenditure [member]
Statement Line Items [Line Items]
Total intangible assets other than goodwill	$ 0